Credit Facilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Current portion	$ 818	$ 813
Long-term portion	1,152	2,060
Total lease liabilities	$ 1,970	$ 2,873